              As filed with the Securities and Exchange Commission
                              on February ___, 1997

                           Registration No. 333-03531
                                    811-07585

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                  ------------

                                    FORM N-1A

                REGISTRATION UNDER THE SECURITIES ACT OF 1933               [X]

                       Pre-Effective Amendment No. __                       [ ]
                       Post-Effective Amendment No. 1                       [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                               Amendment No. 2                              [X]
                        (Check appropriate box or boxes)
                                  ------------

                                    WWW TRUST
               (Exact name of registrant as specified in charter)

525 Vine Street, Suite 1330, Cincinnati, Ohio                  45202
(Address of principal executive offices)                     (Zip Code)

       Registrant's telephone number, including area code:   (513) 357-8400

                                LAWRENCE S. YORK
                                    Suite 17
                              131 Prosperous Place
                            Lexington, Kentucky 40509
                     (Name and address of agent for service)

                                    Copy to:
                             MICHAEL J. MEANEY, ESQ.
                  Benesch, Friedlander, Coplan & Aronoff P.L.L.
                            2300 BP America Building
                                200 Public Square
                           Cleveland, Ohio 44114-2378

It is proposed that this filing will become effective (check appropriate box):

 X       immediately upon filing pursuant to paragraph (b) of Rule 485.
----
         on (date) pursuant to paragraph (b) of Rule 485.
----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
         on (date) pursuant to paragraph (a)(1) of Rule 485.
----
         75 days after filing pursuant to paragraph (a)(2) of Rule 485.
----
         on (date) pursuant to paragarph (a)(2) of Rule 485.
----

                                WWW INTERNET FUND


                     Supplement to July 26, 1996 Prospectus


         The Statement of Additional Information dated July 26, 1996 and referred to in this Prospectus has been revised to include Unaudited Financial Statements as of December 31, 1996.

         The section of the Prospectus entitled "Management Services - Expenses" at page 5 is amended to state that the Fund will reimburse the Manager for organizational costs of the Fund only if and when net assets of the Fund exceed $3,000,000.


Dated: February 11, 1997

                         ------------------------------


         The Fund's Prospectus dated July 26, 1996, which is Part A of the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.

                                WWW INTERNET FUND


                           Supplement to July 26, 1996
                       Statement of Additional Information


         Attached hereto and made a part of this Statement of Additional Information are Unaudited Financial Statements including Notes thereto and Schedule of Investments dated as of December 31, 1996.


Dated: February 11, 1997

                         ------------------------------


         The Fund's Statement of Additional Information dated July 26, 1997, which is Part B to the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.


                                WWW INTERNET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)



Shares                                                                  Value
--------                                                                -------

              COMMON STOCKS        82.97%

              BROADCAST & INFORMATION RESOURCES
              ADVERTISING, CONTENT & DISTRIBUTION    6.53%
  300         SGS Thompson  **                                        $ 21,000
  500         General Motors Corp., Class H                             28,125
  500         McGraw Hill Cos.                                          23,063
  500         Mecklermedia Corp. **                                      9,875
  500         Time Warner Inc.                                          18,750
                                                                      --------
                                                                       100,813
                                                                       -------

              INFORMATION RETRIEVAL        7.30%
 1,000        America Online Inc.  **                                   33,250
   300        CUC International       **                                 7,125
   300        Fore Systems Inc.   **                                     9,863
   500        Charles Schwab Corp.                                      16,000
 1,000        Verifone Inc. **                                          29,500
 1,000        Yahoo Inc.  **                                            17,000
                                                                     ---------
                                                                       112,738
                                                                     ---------
      DATA PROCESSING SERVICES   1.89%
  800         First Data Corp.                                          29,200
                                                                     ---------



                                WWW INTERNET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)

              COMMUNICATIONS & TELECOM SERVICES
              BROWSERS & INTERNET SERVICE PROVIDERS       6.82%
   800        AT & T Corp.                                             $ 34,800
   300        Bellsouth Corp .                                           12,113
   300        Netscape Communication Inc. **                             17,063
   700        PSINet **                                                   7,613
   400        SBC Communications Inc.                                    20,700
   500        Worldcom Inc. **                                           13,031
                                                                       --------
                                                                        105,320
                                                                       --------

              COMPUTERS & COMPUTER PERIPHERALS
              COMPUTERS & NETWORK SERVERS   4.67%
   300        Compaq Computer Corp.  **                                  22,275
   500        Hewlett Packard Inc.                                       25,125
    50        NCR Corp.                                                   1,681
   500        Silicon Graphics Inc.  **                                  12,750
   400        Sun Microsystems Inc.  **                                  10,275
                                                                       --------
                                                                         72,106
                                                                       --------

              STORAGE DEVICES      .77%
   300        Seagate Technology Inc. **                                 11,850
                                                                       --------



                                WWW INTERNET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)


Shares                                                         Value
--------                                                     ---------

            COMPUTER SOFTWARE & INTERNET TOOLS
            Prepackaged & Customized Software 14.66%
  1,000     Accent Software International Ltd. **             $ 6,375
  1,000     Broderbund Software Inc.**                         29,750
    300     Computer Associates International Inc.             14,925
    500     CKS Group **                                       13,938
    500     HNC Software Inc. **                               15,625
  1,000     Hummingbird Comm.**                                28,375
    500     Informix Corp.**                                   10,187
  1,000     Intuit Inc. **                                     31,500
  1,000     Macromedia Inc.                                    18,000
    500     Oracle Corp.**                                     20,875
  1,000     Onewave Inc. **                                     7,812
    500     Vantive Corp.                                      15,625
    200     Electronic Arts Inc. **                             5,988
    200     Abode Systems Inc.                                  7,475
                                                               ------
                                                              226,450
                                                              -------

            FIREWALL & INTERNET SECURITY 4.71%
    800     Checkpoint Software **                             17,400
  1,500     Raptor Systems Inc. **                             30,187
    800     Security Dynamics Technologies Inc. **             25,200
                                                               ------
                                                               72,787
                                                               ------

            DATA COMMUNICATIONS & NETWORKING EQUIPMENT
            ROUTERS, HUB & SWITCHES 25.51%
  1,000     Ace Communication                                  15,000
  1,500     Andrew Corp.                                       79,594


                                WWW INTERNET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)

Shares                                                                  Value
------                                                                 --------
              ROUTERS, HUBS & SWITCHES (CONTINUED)
   300        Ascend Communication Inc. **                              $18,637
   700        Cisco Systems Inc. **                                      44,537
   500        Cascade Comm Corp. **                                      27,562
   600        Cabletron Systems Inc. **                                  19,950
 1,500        Cognex Inc.  **                                            27,750
 2,000        Glenayre Technologies **                                   43,125
   259        Lucent Technologies Inc.                                   11,979
 1,000        Newbridge Networks Corp.  **                               28,250
 1,600        PairGain Technology  **                                    48,700
   400        U.S. Robotics Corp.**                                      28,800
                                                                        -------
                                                                        393,884
                                                                        -------


              SEMICONDUCTORS   10.11%
  1,000       Integrated Devices Technology Inc. **                      13,625
    500       LSI Logic Corp. **                                         13,375
    800       Motorola Inc.                                              49,100
  1,000       S3 Inc. **                                                 16,250
  1,000       Texas Instuments Inc.                                      63,750
                                                                      ---------
                                                                        156,100
                                                                      ---------


 TOTAL COMMON STOCKS (COST $1,251,172)                                1,281,248
                                                                      ---------

              MUTUAL FUNDS          18.98%
   293,087    Star Bank Treasury Fund                                   293,087
               (Cost $ 293,087)                                       ---------



                                WWW INTERNET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (UNAUDITED)


TOTAL INVESTMENTS                          101.95%                    1,574,335
 (Cost $1,544,259)

OTHER ASSETS LESS LIABILITIES               (1.95%)                     (30,103)
                                          -------                   -----------
TOTAL NET ASSETS                           100.00%                  $ 1,544,232
                                          =======                   ===========
**Non-income producing securities.

The accompanying notes are an integral part of these financial statements.




                                WWW INTERNET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996
                                   (UNAUDITED)



ASSETS:

Investment in securities at market value
 (identified cost--$1,544,259)(Note 6) ...........................   $ 1,574,335
Due from investment adviser ......................................         8,944
Receivable for fund shares sold ..................................         2,237
Dividends and interest receivable ................................         1,734
                                                                     -----------
                   TOTAL ASSETS ..................................     1,587,250
                                                                     -----------

LIABILITIES:

Dividends payable ................................................        21,622
Accrued operating expenses .......................................        21,396
                                                                     -----------
                   TOTAL LIABILITIES .............................        43,018
                                                                     -----------

NET ASSETS (equivalent to $11.09 per share based on
       139,228 shares of common stock outstanding)--(Note 5) .....   $ 1,544,232
                                                                     ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 5) .......................................    $ 1,452,630
 Undistributed net investment income/(loss) .....................         (6,650)
 Accumulated undistributed net realized gain/(loss) from
  security transactions .........................................         68,176
 Net unrealized appreciation/(depreciation) of investments ......         30,076
                                                                     -----------
NET ASSETS DECEMBER 31, 1996 ....................................    $ 1,544,232
                                                                     ===========


The accompanying notes are an integral part of these financial statements.



                                WWW INTERNET FUND

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD FROM AUGUST 1, 1996
             (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996
                                   (UNAUDITED)
INVESTMENT INCOME:
 Dividends ...........................................................   $   2,193
 Interest ............................................................       3,609
                                                                         ---------
     TOTAL INVESTMENT INCOME .........................................       5,802
                                                                         ---------
OPERATING EXPENSES:
  Investment advisory fee (Note 3) ...................................       3,736
  Administrative fees (Note 3) .......................................       6,283
  Custodian fees .....................................................       1,933
  Transfer agent fees ................................................       3,866
  Accounting fees (Note 3) ...........................................       3,866
  Distributor fees (Note 4) ..........................................       2,490
  Other expenses .....................................................       2,957
                                                                         ---------
  Total expenses .....................................................      25,131
  Expense reimbursement from adviser .................................     (12,679)
                                                                         ---------
     NET EXPENSES....................................................       12,452
                                                                         ---------
     NET INVESTMENT INCOME/(LOSS)....................................
                                                                            (6,650)
                                                                         ---------
     NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS:
   Net realized gain/(loss) on security transactions .................      97,231
   Net change in unrealized appreciation/(depreciation) on investments      30,076
                                                                         ---------
     NET GAIN/(LOSS) ON INVESTMENTS ..................................     127,307
                                                                         ---------

     NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
     FROM  OPERATIONS ................................................   $ 120,657
                                                                         =========

The accompanying notes are an integral part of these financial statements.





                                WWW INTERNET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE PERIOD ENDED DECEMBER 31, 1996
                                   (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income/(loss) ..........................................................     $    (6,650)
 Net realized gain/(loss) from securities transactions .................................          97,231
 Net change in unrealized appreciation/(depreciation) of investments
     during the period .................................................................          30,076
                                                                                             -----------

NET INCREASE/(DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................................................         120,657
                                                                                             -----------

DISTRIBUTION TO SHAREHOLDERS:
 Net investment income.................................................................                0
 Realized gain.........................................................................          (29,055)
                                                                                             -----------
                                                                                                 (29,055)
                                                                                             -----------
FUND SHARE TRANSACTIONS:
 Shares sold ...........................................................................       1,368,148
 Shares issued in reinvestment of dividends ............................................           7,433
 Shares redeemed .......................................................................         (22,951)
                                                                                             -----------
TOTAL CAPITAL STOCK ....................................................................       1,352,630
                                                                                             -----------
NET INCREASE/(DECREASE) IN NET ASSETS ..................................................       1,444,232
                                                                                             -----------

NET ASSETS:
 Beginning of period....................................................................         100,000
                                                                                             -----------

  End of period ........................................................................     $ 1,544,232
                                                                                             ===========
The accompanying notes are an integral part of these financial statements.

                                WWW INTERNET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996
                                   (UNAUDITED)

1.  ORGANIZATION

     The WWW Internet Fund (the "Fund") was organized as an Ohio business trust (the "Trust"), on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         Securities Valuations- Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

                                WWW INTERNET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996
                                   (UNAUDITED)

NOTE 3. INVESTMENT ADVISORY & ADMINISTRATION AGREEMENT

    The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

   Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S & P 500 Index. Under terms of the Management Agreement , the monthly performance adjustment may increase or decrease the total management fee payable to the manager (the " Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

   All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, cost of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

   The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary , to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of average annual net assets of the Fund, except that the amount of such fee waiver shall not exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

                                WWW INTERNET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996
                                   (UNAUDITED)



 NOTE 3. INVESTMENT ADVISORY & ADMINISTRATION AGREEMENT (CONTINUED)

   The Fund will reimburse the Manager for organizational costs incurred on behalf of the Fund only if and when net assets of the Fund exceed $3,000,000.

   The Fund has a Fund Accounting and Administrative Agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of .08% of average daily net assets, subject to a monthly minimum.


NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act ( the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (i) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan. For the period ended December 31, 1996, the amount paid or accrued for such expenses was $ 2,490.

                                WWW INTERNET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996
                                   (UNAUDITED)



 NOTE 5.  CAPITAL SHARE TRANSACTIONS

   As of December 31, 1996 there was an unlimited number of $.001 par value shares of capital stock authorized for the Fund.

     Transactions in capital stock were as follows:


                                             For the period from
                                     August 1, 1996 (Commencement of
                                  Operations) through December 31, 1996

                                                    Shares            Amount
                                                   ---------        ----------

Shares sold                                          130,564       $  1,368,148

Shares issued in reinvestment
  of  dividends                                          667              7,433

Shares redeemed                                       (2,003)           (22,951)
                                                 -----------        -----------
Net increase                                         129,228        $ 1,352,630
                                                 ===========        ===========

Total paid in capital                                               $ 1,452,630
                                                                    ===========

NOTE 6.  INVESTMENTS

     For the period from August 1, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, other than short-term investments, aggregated $1,632,997 and $479,056 respectively. The gross unrealized appreciation for all securities totaled $98,545 and the gross unrealized depreciation for all securities totaled $68,469 for a net unrealized appreciation of $30,076. The aggregate cost of securities for federal income tax purposes at December 31, 1996 was $1,544,259.

                                WWW INTERNET FUND

                              FINANCIAL HIGHLIGHTS

               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FROM
                   AUGUST 1, 1996 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 1996
                                   (UNAUDITED)


NET ASSET VALUE- BEGINNING OF PERIOD .......................................   $       10.00
                                                                               -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/ (loss) ..............................................            (.06)
Net gain /(loss)on investments both realized and unrealized ................            1.36
                                                                               -------------
TOTAL FROM INVESTMENT OPERATIONS ...........................................            1.30
                                                                               -------------

LESS DISTRIBUTIONS:
Dividends from net investment income .......................................               0
Dividends from capital gains ...............................................            (.21)
                                                                               -------------
NET ASSET VALUE- END OF PERIOD .............................................   $       11.09
                                                                               =============
TOTAL RETURN** .............................................................           30.99%



RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ......................................           1,544
 Ratio of  net expenses to average net assets** ............................            2.50%
 Ratio of total expenses to average net assets ** ..........................            5.00%
 Ratio of net investment income/ (loss)  to average net assets** ...........           (1.32%)
 Portfolio turnover rate ...................................................           39.75%
 Average Commission rate paid ..............................................          .066629


   ** Annualized

   The accompanying notes are an integral part of these financial statements

                                     PART C
                                     ------

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

                  The Financial Statements included in this Post-Effective Amendment No. 1 to the Registration Statement are as follows:

                           Schedule of Investments at December 31, 1996.

                           Statement of Assets and Liabilities as of December 31, 1996.

                           Statement of Operations for the period August 1, 1996 to December 31, 1996.

                           Statement of Changes in Net Assets for the period August 1, 1996 to December 31, 1996.

                           Financial Highlights for the period August 1, 1996 to December 31, 1996.

         (b)      Exhibits:

                  Exhibit Numbers 1, 2, 4, 5, 8, 9(a), 9(b), 9(c), 10, 11, 13,
                  15 and 17 listed in Item 24(b) of the Registration Statement filed with the Commission on Form N-1A are hereby incorporated by reference in this Post-Effective Amendment No. 1.

Item 26.          Number of Holders of Securities

         As of December 31, 1996, there were 120 record holders of the Fund's Shares.


Items 25, 27, 28, 29, 30, 31 and 32 of Part C of the Registration Statement filed with the Commission on Form N-1A are hereby incorporated by reference in this Post-Effective Amendment No. 1.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 11th day of February, 1997. The Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Exchange Act of 1933.

                                                        WWW TRUST


                                   By:      /s/ Lawrence S. York
                                            ----------------------------------
                                            Lawrence S. York, Chairman of the
                                            Board and President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities as indicated.

         Signature                                           Title
         ---------                                           -----

         Lawrence S. York             Chairman of the Board (Principal
                                      Executive Officer, Financial Officer and
                                      Accounting Officer) and Trustee



         James D. Greene              Trustee, Vice President, Treasurer and
                                      Secretary



         Mary J. Cronin                Trustee



         Charles F. Haywood            Trustee


         Lawrence S. York, by signing his name below, signs this Post-Effective Amendment No. 1 on behalf of the above-named Trustees pursuant to Powers of Attorney contained in the Registration Statement previously filed with the Securities and Exchange Commission.

Dated: February 11, 1997                /s/ Lawrence S. York
                                        ----------------------------------
                                        Lawrence S. York, Attorney-in-Fact